Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Current Assets [Abstract]
Schedule of other current assets
	June 30, 2021	December 31, 2020
	(Unaudited)
Prepaid expenses	48,485	38,948
Prepayment to a supplier for procurement of healthcare products	20,166	3,463,602
	$68,651	$3, 502,550